Fair Value Measurement (Details) - Schedule of Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning	$ 23,477	$ 18,870
Issuances	3,278	2,859
Change in fair value	7,090	1,748
Balance Ending	33,845	23,477
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning
Issuances	92
Change in fair value	35
Balance Ending	$ 127